Operating Segments (Details) - Schedule of Consolidated Goodwill in Material Partially Owned Subsidiaries - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating Segments (Details) - Schedule of Consolidated Goodwill in Material Partially Owned Subsidiaries [Line Items]
Goodwill	$ 936,581	$ 926,161
Matrix IT and its subsidiaries [Member]
Operating Segments (Details) - Schedule of Consolidated Goodwill in Material Partially Owned Subsidiaries [Line Items]
Goodwill	285,596	288,235
Sapiens and its subsidiaries [Member]
Operating Segments (Details) - Schedule of Consolidated Goodwill in Material Partially Owned Subsidiaries [Line Items]
Goodwill	401,699	397,613
Magic Software and its subsidiaries [Member]
Operating Segments (Details) - Schedule of Consolidated Goodwill in Material Partially Owned Subsidiaries [Line Items]
Goodwill	166,065	158,699
Michpal and its subsidiaries [Member]
Operating Segments (Details) - Schedule of Consolidated Goodwill in Material Partially Owned Subsidiaries [Line Items]
Goodwill	44,108	40,603
ZAP and its subsidiaries [Member]
Operating Segments (Details) - Schedule of Consolidated Goodwill in Material Partially Owned Subsidiaries [Line Items]
Goodwill	32,186	33,081
Other consolidated subsidiaries [Member]
Operating Segments (Details) - Schedule of Consolidated Goodwill in Material Partially Owned Subsidiaries [Line Items]
Goodwill	$ 6,927	$ 7,930